Investments Derivative Instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Balance Sheet - Fair Value	[1]	$ 4.4	$ 15.8
Income Statement - Net Realized Gain (Loss) on Securities		(20.7)	(64.1)	$ 56.6
Hedging Instrument | Closed Positions | Ineffective Cash Flow Hedge
Derivative [Line Items]
Notional Value	[2]	$ 18.0	$ 44.0	$ 54.0
Purpose		Manage interest rate risk	Manage interest rate risk	Manage interest rate risk
Balance Sheet - Fair Value	[1]	$ 0.0	$ 0.0
Income Statement - Net Realized Gain (Loss) on Securities		0.2	0.5	$ 0.8
Non-hedging Instruments | Closed Positions | Interest Rate Swaps
Derivative [Line Items]
Notional Value	[2]	0.0	0.0	$ 1,263.0
Purpose				Manage portfolio duration
Balance Sheet - Fair Value	[1]	0.0	0.0
Income Statement - Net Realized Gain (Loss) on Securities		0.0	0.0	$ (4.0)
Non-hedging Instruments | Closed Positions | Future [Member]
Derivative [Line Items]
Notional Value	[2]	$ 691.0	0.0	0.0
Purpose		Manage portfolio duration
Balance Sheet - Fair Value	[1]	$ 0.0	0.0
Income Statement - Net Realized Gain (Loss) on Securities		2.5	0.0	0.0
Non-hedging Instruments | Assets | Interest Rate Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	[2]	$ 750.0	$ 750.0	$ 750.0
Purpose		Manage portfolio duration	Manage portfolio duration	Manage portfolio duration
Balance Sheet - Fair Value	[1]	$ 4.4	$ 15.8
Income Statement - Net Realized Gain (Loss) on Securities		$ (23.4)	$ (64.6)	$ 59.8

[1]	To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.
[2]	The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.